Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Energy Portfolio
March 31, 2023
VNR-NPRT1-0523
1.814635.118
Common Stocks - 100.8%
	Shares	Value ($)
Energy Equipment & Services - 14.6%
Oil & Gas Drilling - 1.5%
Nabors Industries Ltd. warrants 6/11/26 (a)	2,992	56,100
Noble Corp. PLC	57,500	2,269,525
Odfjell Drilling Ltd. (a)	282,200	712,926
Shelf Drilling Ltd. (a)(b)	240,173	576,931
Valaris Ltd. (a)	103,300	6,720,698
		10,336,180
Oil & Gas Equipment & Services - 13.1%
Cactus, Inc.	3,640	150,077
Halliburton Co.	837,500	26,498,500
Nextier Oilfield Solutions, Inc. (a)	1,115,360	8,867,112
NOV, Inc.	201,800	3,735,318
Oceaneering International, Inc. (a)	221,700	3,908,571
ProFrac Holding Corp.	110,400	1,398,768
ProPetro Holding Corp. (a)	230,330	1,656,073
Schlumberger Ltd.	600,649	29,491,866
TechnipFMC PLC (a)	938,226	12,806,785
		88,513,070
TOTAL ENERGY EQUIPMENT & SERVICES		98,849,250
Independent Power and Renewable Electricity Producers - 0.4%
Independent Power Producers & Energy Traders - 0.4%
Vistra Corp.	102,529	2,460,696
Oil, Gas & Consumable Fuels - 85.8%
Coal & Consumable Fuels - 0.2%
Arch Resources, Inc.	11,800	1,551,228
Integrated Oil & Gas - 41.3%
Cenovus Energy, Inc. (Canada) (c)	1,160,400	20,245,825
Chevron Corp.	287,596	46,924,163
Exxon Mobil Corp.	1,541,248	169,013,256
Imperial Oil Ltd.	120,300	6,117,809
Occidental Petroleum Corp.	429,270	26,799,326
Occidental Petroleum Corp. warrants 8/3/27 (a)	11,000	451,000
Suncor Energy, Inc.	297,920	9,249,518
		278,800,897
Oil & Gas Exploration & Production - 26.8%
Antero Resources Corp. (a)	281,860	6,508,147
APA Corp.	253,850	9,153,831
Callon Petroleum Co. (a)	21,435	716,786
Canadian Natural Resources Ltd.	434,130	24,024,109
Chord Energy Corp.	18,715	2,519,039
Civitas Resources, Inc.	49,274	3,367,385
ConocoPhillips Co.	312,309	30,984,176
Coterra Energy, Inc.	113,081	2,775,008
Devon Energy Corp.	199,240	10,083,536
Diamondback Energy, Inc.	42,700	5,771,759
EOG Resources, Inc.	72,902	8,356,756
EQT Corp.	63,300	2,019,903
Hess Corp.	186,300	24,654,942
Magnolia Oil & Gas Corp. Class A	101,640	2,223,883
National Energy Services Reunited Corp. (a)	449,756	2,365,717
Northern Oil & Gas, Inc.	33,450	1,015,208
Ovintiv, Inc.	195,660	7,059,413
PDC Energy, Inc.	249,734	16,027,928
Pioneer Natural Resources Co.	54,644	11,160,491
Range Resources Corp.	331,860	8,784,334
SM Energy Co.	58,670	1,652,147
		181,224,498
Oil & Gas Refining & Marketing - 12.3%
Marathon Petroleum Corp.	243,176	32,787,420
Phillips 66 Co.	126,632	12,837,952
Valero Energy Corp.	269,320	37,597,072
		83,222,444
Oil & Gas Storage & Transport - 5.2%
Cheniere Energy, Inc.	152,590	24,048,184
Energy Transfer LP	740,430	9,233,162
Golar LNG Ltd. (a)	94,030	2,031,048
		35,312,394
TOTAL OIL, GAS & CONSUMABLE FUELS		580,111,461
TOTAL COMMON STOCKS (Cost $437,932,927)		681,421,407

Money Market Funds - 3.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (d)	284,155	284,211
Fidelity Securities Lending Cash Central Fund 4.87% (d)(e)	21,177,022	21,179,139
TOTAL MONEY MARKET FUNDS (Cost $21,463,350)		21,463,350

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $459,396,277)	702,884,757
NET OTHER ASSETS (LIABILITIES) - (4.0)%	(26,916,027)
NET ASSETS - 100.0%	675,968,730

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $576,931 or 0.1% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	3,996,061	15,210,796	18,922,646	7,696	-	-	284,211	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	14,450,476	93,974,975	87,246,312	9,290	-	-	21,179,139	0.1%
Total	18,446,537	109,185,771	106,168,958	16,986	-	-	21,463,350

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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